Borrowings (Details) - Schedule of Future Maturities of Long-Term Borrowings	Sep. 30, 2023 USD ($)
Schedule of future maturities of long-term borrowings [Abstract]
2024	$ 3,618,832
2025	768,605
2026	686,451
2027	2,767,954
2028	1,437,632
Thereafter	1,655,313
Total long-term borrowings	$ 10,934,787